ADVERTISING COSTS	12 Months Ended
Mar. 31, 2018
ADVERTISING COSTS
ADVERTISING COSTS

22.   ADVERTISING COSTS

Advertising costs, which are included in “Selling, general and administrative expenses” incurred during the years ended March 31, 2016, 2017 and 2018, relate primarily to advertisements in magazines and journals and amounted to ¥151,214 thousand, ¥200,946 thousand and ¥61,400 thousand, respectively.